SCHEDULE OF VALUATION ALLOWANCE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Pre- tax loss			$ (984,790)	$ (236,871)
U.S. federal corporate income tax rate			21.00%	21.00%
Expected U.S. income tax credit			$ (206,806)	$ (49,743)
Permanent changes			22,187	908
Change in valuation			184,620	48,834
Tax expense